Derivative liability (Details Narrative)	3 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Expected volatility		37.00%
Expected dividend yield		0.00%
Change in fair value of derivative liability		$ 1,511,372
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities		$ 9,105,000
Expected Life Of Warrant		1 year 7 months 20 days
Ely Warrants [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, liabilities		0.0023
Ely Warrants [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility		43.00%
Ely Warrants [member] | Expected dividend yield [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Ely Warrants [member] | Estimated forfeiture rate [member]
IfrsStatementLineItems [Line Items]
Estimated forfeiture rate		0.00%